T. ROWE PRICE Summit Municipal Intermediate Fund
July 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Nassau County IDA, EC, 5.00%, 1/1/58 (1) 1,224 —
Total Common Stocks (Cost $–) —
MUNICIPAL SECURITIES 99.2%
ALABAMA  3.3%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  29,485 29,819
Black Belt Energy Gas Dist., Series B, VRDN, 5.00%, 10/1/55
(Tender 9/1/32)  3,165 3,332
Black Belt Energy Gas Dist., Series C, VRDN, 5.50%, 10/1/54
(Tender 6/1/32)  10,360 11,179
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  10,000 10,490
Black Belt Energy Gas Dist., Gas Project, Series D-1, VRDN,
5.50%, 6/1/49 (Tender 2/1/29)  10,000 10,533
Energy Southeast A Cooperative Dist., Series A-1, VRDN,
5.50%, 11/1/53 (Tender 1/1/31)  10,695 11,508
Energy Southeast A Cooperative Dist., Series B, VRDN, 5.25%,
7/1/54 (Tender 6/1/32)  19,000 20,353
Southeast Energy Auth. Cooperative Dist., Series B, VRDN,
4.00%, 12/1/51 (Tender 12/1/31)  30,000 29,823
Southeast Energy Auth. Cooperative Dist., Series B-1, VRDN,
5.00%, 5/1/53 (Tender 8/1/28)  6,010 6,213
133,250
ARIZONA  2.0%
Arizona Board of Regents, Sustainable Bonds, Series A,
5.00%, 7/1/40  1,700 1,792
Arizona Board of Regents, Sustainable Bonds, Series A,
5.00%, 7/1/41  4,240 4,429
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (2) 4,525 4,500
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (2) 18,225 18,538
Maricopa County IDA, Banner Health, 5.00%, 1/1/32  8,965 9,185
Maricopa County IDA, Honor Health, Series A, 5.00%, 9/1/36  1,365 1,402
Maricopa County IDA, Honor Health, Series D, 5.00%, 12/1/29  2,725 2,960
Maricopa County IDA, Honor Health, Series D, 5.00%, 12/1/30  3,250 3,567
Phoenix Civic Improvement, 5.00%, 7/1/33 (2) 630 649
Phoenix Civic Improvement, 5.00%, 7/1/35 (2) 4,700 4,810
Phoenix Civic Improvement, 5.00%, 7/1/36 (2) 3,715 3,788
Phoenix Civic Improvement, Series B, 5.00%, 7/1/32  1,280 1,323

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Phoenix Civic Improvement, Series B, 5.00%, 7/1/34  1,690 1,736
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/39  1,170 1,249
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/40  1,000 1,059
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/41  3,000 3,150
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/26  250 253
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/27  300 308
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/28  450 467
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/29  350 362
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/30  350 361
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/31  1,400 1,436
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/32  750 766
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/33  660 671
Phoenix IDA, Mayo Clinic, Series B, VRDN, 1.55%, 11/15/52  5,000 5,000
Salt River Project Agricultural Improvement & Power Dist.,
Series B, 5.00%, 5/1/39  5,000 5,413
Salt Verde Financial, 5.00%, 12/1/37  1,000 1,039
80,213
CALIFORNIA  4.6%
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 7/1/53 (Tender 8/1/29)  11,125 11,636
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  6,195 6,456
California Community Choice Fin. Auth., Green Bond, VRDN,
5.50%, 10/1/54 (Tender 11/1/30)  11,860 12,658
California Community Choice Fin. Auth., Green Bond,
Series B-1, VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  9,000 8,944
California Community Choice Fin. Auth., Green Bond, Series E,
VRDN, 5.00%, 2/1/55 (Tender 9/1/32)  1,500 1,591
California Community Choice Fin. Auth., Green Bond, Series G,
VRDN, 5.25%, 11/1/54 (Tender 4/1/30)  5,000 5,291
California Community Choice Fin. Auth., Green Bond, Series H,
VRDN, 5.00%, 1/1/56 (Tender 8/1/33)  10,550 11,436
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  3,677 3,728
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  6,915 6,967

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 2.99%, 12/1/50 (Tender 6/1/26)  3,375 3,358
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/33 (2) 1,000 1,015
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/34 (2) 1,200 1,212
California PFA, Enso Village Project, 5.00%, 11/15/36 (3) 750 723
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  2,630 2,633
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (3) 2,265 2,273
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (3) 1,005 1,020
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/28 (3) 4,235 4,298
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29 (3) 3,000 3,040
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/30 (3) 6,875 6,954
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/31 (3) 4,275 4,315
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (3) 7,750 7,763
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender
8/1/35)  11,550 12,331
Los Angeles County Metropolitan Transportation Auth.,
Refunding, Series A, 5.00%, 7/1/34  10,000 10,342
Los Angeles Dept. of Airports, 5.00%, 5/15/35 (Prerefunded
11/15/31) (2)(4) 60 65
Los Angeles Dept. of Airports, Unrefunded Balance, 5.00%,
5/15/31 (2) 6,500 7,068
Los Angeles Unified School Dist., Series A, GO, 5.00%, 7/1/32  5,000 5,724
Northern California Gas Auth. No. 1, Series B, FRN, 67% of
(3M TSFR + 0.2616%) + 0.72%, 3.77%, 7/1/27  1,445 1,445
Regents of the Univ. of California Medical Center, Series P,
5.00%, 5/15/35  6,250 6,842
San Diego County Regional Airport Auth., Senior Private
Activity, Series B, 5.25%, 7/1/36 (2) 3,500 3,785
San Diego County Regional Airport Auth., Senior Private
Activity, Series B, 5.25%, 7/1/37 (2) 1,350 1,447
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series 2023A, 5.00%, 5/1/38 (2) 2,015 2,081
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/32 (2) 5,710 6,098
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.25%, 5/1/44 (2) 3,680 3,758

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series C, 5.00%, 5/1/31 (2) 10,000 10,872
San Joaquin Valley Clean Energy Auth., Clean Energy Project,
Series A, VRDN, 5.50%, 1/1/56 (Tender 7/1/35)  3,925 4,317
183,486
COLORADO  2.8%
Colorado, COP, 6.00%, 12/15/38  3,000 3,402
Colorado, Series A, COP, 4.00%, 12/15/40  2,000 1,866
Colorado Bridge & Tunnel Enterprise, Series B, 5.00%, 12/1/41  6,100 6,463
Colorado Bridge & Tunnel Enterprise, Series B, 5.00%, 12/1/42  4,295 4,509
Colorado Bridge & Tunnel Enterprise, Series B, 5.00%, 12/1/43  1,050 1,095
Colorado Bridge & Tunnel Enterprise, Series B, 5.00%, 12/1/44  1,500 1,556
Colorado Bridge & Tunnel Enterprise, Series B, 5.00%, 12/1/45  2,500 2,568
Colorado HFA, Adventhealth Obligated, Series A, VRDN,
5.00%, 11/15/59 (Tender 11/15/29)  2,375 2,565
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/34  7,250 7,564
Denver City & County Airport, Series A, 5.00%, 12/1/29 (2) 3,100 3,263
Denver City & County Airport, Series A, 5.00%, 12/1/30 (2) 8,845 9,550
Denver City & County Airport, Series A, 5.00%, 12/1/33 (2) 6,550 6,772
Denver City & County Airport, Series A, 5.00%, 12/1/34 (2) 1,250 1,287
Denver City & County Airport, Series A, 5.00%, 12/1/35 (2) 20,000 20,507
Denver City & County Airport, Series A, 5.00%, 12/1/38 (2) 9,000 9,111
Denver City & County Airport, Series B, 5.00%, 11/15/30 (2) 2,000 2,159
Denver City & County Airport, Series B, 5.00%, 11/15/38  1,075 1,140
Denver City & County Airport, Series B, 5.00%, 11/15/39  1,000 1,052
Denver City & County Airport, Series B, 5.50%, 11/15/39 (2) 3,700 3,946
Denver City & County Airport, Series B, 5.50%, 11/15/41 (2) 3,225 3,391
E-470 Public Highway Auth., Capital Appreciation, Series B,
Zero Coupon, 9/1/29 (5) 8,110 7,214
Regional Transportation Dist. Sales Tax Revenue, Green Bond
Fastracks Project, 4.00%, 11/1/40  12,500 11,873
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/26 (6) 575 591
113,444
CONNECTICUT  2.0%
Connecticut, Series B, GO, 5.00%, 12/1/31  4,750 5,325
Connecticut, Series E, GO, 5.00%, 9/15/31  12,000 12,743
Connecticut, Series F, GO, 5.00%, 11/15/37  8,700 9,525
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/40  11,305 12,178
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/41  5,000 5,333
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 1/1/32  5,000 5,236
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A-2, 5.00%, 7/1/43  12,505 13,006

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A-2, 5.00%, 7/1/44  13,060 13,528
Connecticut, Sustainable Bonds, Series B, GO, 3.00%, 1/15/41  3,870 3,020
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK)  (7)(8)(9) 384 89
79,983
DELAWARE  0.4%
Delaware State Economic Dev. Auth., Delmarva Power & Light
Company Project, Series A, 3.60%, 1/1/31  2,775 2,838
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/33  2,780 2,830
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/34  2,500 2,534
Delaware Transportation Auth., Senior, 3.00%, 7/1/40  9,655 8,131
16,333
DISTRICT OF COLUMBIA  4.0%
District of Columbia, Series A, GO, 5.00%, 6/1/36  4,550 4,644
District of Columbia, Series A, GO, 5.00%, 1/1/40  2,000 2,090
District of Columbia, Series A, GO, 5.00%, 1/1/41  2,500 2,595
District of Columbia Water & Sewer Auth., Subordinate Lien,
Series A, 5.00%, 10/1/38  6,905 7,461
District of Columbia Water & Sewer Auth., Subordinate Lien,
Series A, 5.00%, 10/1/42  2,400 2,496
District of Columbia, Georgetown Univ., 5.00%, 4/1/34  1,800 1,831
District of Columbia, Georgetown Univ., 5.00%, 4/1/35  3,000 3,043
District of Columbia, Income Tax Revenue, Series A, 5.00%,
6/1/30  1,000 1,108
District of Columbia, Income Tax Revenue, Series A, 5.00%,
6/1/31  1,900 2,124
District of Columbia, Income Tax Revenue, Series A, 5.50%,
7/1/47  5,195 5,402
Metropolitan Washington Airports Auth., Series 2016A, 5.00%,
10/1/31 (2) 8,185 8,301
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/31 (2) 9,490 10,316
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/35 (2) 3,500 3,658
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/38 (2) 3,470 3,265
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/29 (2) 5,000 5,253
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/30 (2) 3,285 3,434
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/31 (2) 4,675 4,866

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/32 (2) 4,650 4,995
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/33 (2) 3,750 4,088
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/34 (2) 7,350 7,409
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35 (2) 17,795 17,910
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/38 (2) 1,860 1,917
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/40 (2) 1,675 1,707
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/42 (2) 2,500 2,506
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/39 (2) 1,775 1,859
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/40 (2) 2,580 2,686
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/41 (2) 6,780 7,004
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/43 (2) 7,000 7,156
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/30 (Prerefunded 10/1/25) (2)(4) 10,280 10,317
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series A, 5.00%, 10/1/30  2,800 2,898
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series B, 4.00%, 10/1/36  855 843
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series B, 4.00%, 10/1/37  1,000 972
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/38  3,850 4,092
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/39  7,400 7,802
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/41  2,000 2,070
160,118
FLORIDA  4.1%
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/32  1,000 1,058
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/34  2,705 2,827
Alachua County HFA, Shands Teaching Hosp. & Clinics,
Series B, 5.00%, 12/1/34  12,380 12,381
Brevard County HFA, Health First, Series A, 5.00%, 4/1/41  5,000 5,023

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Broward County Airport, 4.00%, 10/1/44 (2)(10) 3,075 2,703
Broward County Airport, 5.00%, 10/1/30 (2) 2,250 2,318
Broward County Airport, 5.00%, 10/1/31 (2) 1,500 1,538
Broward County Airport, 5.00%, 10/1/32 (2) 1,815 1,853
Broward County Airport, 5.00%, 10/1/33 (2) 1,295 1,319
Broward County Airport, 5.00%, 10/1/34 (2) 1,500 1,522
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/25  750 752
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/26  1,250 1,273
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/27  1,500 1,551
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/28  1,500 1,571
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/29  500 529
Central Florida Expressway Auth., 4.00%, 7/1/39 (6) 3,070 2,994
Florida Municipal Power Agency, Series A, 5.00%, 10/1/31  7,910 8,101
Greater Orlando Aviation Auth., 5.00%, 10/1/35 (2) 1,975 2,125
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/29 (2) 5,285 5,696
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/34 (2) 3,000 3,059
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/35 (2) 6,500 6,609
JEA Water & Sewer System Revenue, Series A, 5.00%, 10/1/44  3,205 3,302
JEA Water & Sewer System Revenue, Series A, 5.00%, 10/1/45  6,180 6,328
Lee County IDA, Health System, Series 2019A-1, 4.00%, 4/1/37  1,300 1,240
Lee County IDA, Health System, Series 2019A-1, 5.00%, 4/1/34  1,240 1,288
Miami-Dade County Aviation, Series A, 5.00%, 10/1/33 (2) 20,000 21,686
Miami-Dade County Expressway Auth., Series 14A, 5.00%,
7/1/30  2,000 2,003
Miami-Dade County Expressway Auth., Series 2013A, 5.00%,
7/1/30  1,250 1,252
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/26  3,900 3,906
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/28  5,565 5,574
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,003
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/33  3,000 3,042
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/26  4,530 4,538
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/27  3,850 3,856
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/28  2,775 2,779
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/38 (2) 2,000 2,047
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/39 (2) 2,300 2,338
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/40 (2) 3,000 3,031

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/41 (2) 1,070 1,073
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/42 (2) 2,385 2,366
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/38  850 895
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/42  1,250 1,271
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/31  2,150 2,150
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/36  2,500 2,363
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/34  6,385 6,547
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/35  9,000 9,196
Tampa Health System, BayCare Health, Series A, 5.00%,
11/15/32  1,070 1,083
163,959
GEORGIA  5.8%
Atlanta, Series A-1, GO, 5.00%, 12/1/35  2,250 2,479
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/36  5,585 5,842
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/38  5,000 5,167
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/40  7,000 7,156
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (7)(9) 2,805 1,459
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (7)(9) 9,705 5,047
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (7)(9) 3,065 1,594
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/31  4,280 4,289
Atlanta Water & Wastewater, 5.00%, 11/1/31  8,480 8,495
Atlanta Water & Wastewater, Sustainable Bond, 5.00%,
11/1/37 (10) 5,925 6,517
Augusta Dev. Auth., AU Health System, Inc. Project, 4.00%,
7/1/37  4,065 3,932
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/31  500 514
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/35  2,250 2,289
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/31  400 411

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/32  1,000 1,025
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/33  2,000 2,045
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/34  2,515 2,565
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/29  1,780 1,837
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/30  6,300 6,477
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/35  5,000 5,076
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/37  2,500 2,524
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/31  2,365 2,441
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/32  3,660 3,770
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/33  3,390 3,484
Georgia State Road & Tollway Auth., 5.00%, 7/15/40  2,235 2,416
Georgia, Bidding Group 2, Series A, GO, 5.00%, 7/1/40  4,500 4,799
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/32  1,000 1,025
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/34  1,205 1,229
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/35  1,000 1,017
Main Street Natural Gas, Series A, 5.00%, 5/15/26  2,350 2,378
Main Street Natural Gas, Series A, 5.00%, 5/15/33  5,000 5,144
Main Street Natural Gas, Series A, 5.00%, 5/15/34  5,000 5,121
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  31,870 32,206
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  1,960 2,061
Main Street Natural Gas, Series A, VRDN, 5.00%, 5/1/54
(Tender 9/1/31)  5,125 5,433
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52
(Tender 6/1/29)  2,500 2,608
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  7,700 8,158
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  6,000 6,342
Main Street Natural Gas, Series C, VRDN, 5.00%, 12/1/54
(Tender 12/1/31)  14,915 15,675

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  20,000 20,112
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/30  1,870 1,967
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/31  1,965 2,056
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/32  1,060 1,104
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/33  665 689
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/30  2,675 2,814
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/31  1,560 1,632
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/33  1,845 1,913
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/34  2,005 2,072
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/35  3,415 3,518
Municipal Electric Auth. of Georgia, Project One, Series A,
5.00%, 1/1/35  4,275 4,608
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
9/1/29  7,000 7,632
Roswell Dev. Auth., Wellstar Healthcare, Series A, VRDN,
2.80%, 4/1/47  200 200
232,364
HAWAII  0.6%
Hawaii Airports System, Series A, 5.00%, 7/1/36 (2) 7,620 7,993
Hawaii Airports System, Series A, 5.00%, 7/1/43 (2) 2,100 2,075
Hawaii Airports System, Series B, 5.00%, 7/1/43  2,425 2,522
Hawaii Airports System, Series B, 5.00%, 7/1/44  3,120 3,226
Hawaii Airports System, Series D, 4.00%, 7/1/37  7,500 7,434
Hawaii Airports System, Series D, 5.00%, 7/1/45  2,000 2,057
25,307
IDAHO  0.2%
Idaho HFA, Trinity Health, Series D, 5.50%, 12/1/29  2,185 2,195
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/39  1,840 1,964
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/40  2,750 2,914
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/41  2,490 2,617
9,690
ILLINOIS  4.0%
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/30 (2) 5,000 5,351
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/31 (2) 27,535 29,602

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/37 (2) 5,000 5,069
Chicago O'Hare Int'l. Airport, Series D, 5.25%, 1/1/34  8,450 8,637
Chicago Wastewater, Series A, 5.00%, 1/1/32  4,045 4,136
Chicago Wastewater, Series A, 5.00%, 1/1/33  4,250 4,336
Chicago Wastewater, Series A, 5.00%, 1/1/34  4,460 4,538
Illinois, GO, 4.00%, 6/1/32  530 530
Illinois, GO, 4.00%, 6/1/35  2,075 2,015
Illinois, Series 2022A, GO, 5.00%, 3/1/27  3,000 3,102
Illinois, Series A, GO, 5.00%, 12/1/27  7,685 8,043
Illinois, Series A, GO, 5.00%, 3/1/28  3,375 3,547
Illinois, Series A, GO, 5.00%, 3/1/29  2,350 2,504
Illinois, Series A, GO, 5.00%, 5/1/29  5,230 5,485
Illinois, Series B, GO, 5.00%, 5/1/28  2,500 2,638
Illinois, Series B, GO, 5.00%, 5/1/30  2,000 2,168
Illinois, Series B, GO, 5.00%, 10/1/30  7,000 7,348
Illinois, Series C, GO, 5.00%, 11/1/29  16,500 17,176
Illinois, Series C, GO, 5.00%, 5/1/30  5,775 6,224
Illinois, Series D, GO, 5.00%, 7/1/28  6,250 6,613
Illinois, Series D, GO, 5.00%, 11/1/28  3,240 3,377
Illinois, Series D, GO, 5.00%, 7/1/30  10,730 11,581
Illinois Fin. Auth., Series A, 4.00%, 7/15/38  2,125 2,006
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series B,
VRDN, 1.90%, 7/15/55  5,000 5,000
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series C,
VRDN, 1.80%, 7/15/55  2,300 2,300
Illinois Fin. Auth., OSF Healthcare System, Series C, VRDN,
2.00%, 11/15/37  4,600 4,600
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/28  1,150 1,152
159,078
INDIANA  0.3%
Indiana Fin. Auth., Indiana Univ. Health, Series D-2, VRDN,
5.00%, 10/1/63 (Tender 10/1/31)  10,800 11,670
11,670
IOWA  0.0%
Iowa Fin. Auth., UnityPoint Health Project, Series B-2, VRDN,
1.85%, 2/15/39  800 800
800
KANSAS  0.2%
Kansas DFA, Series B, VR, 5.00%, 11/15/54 (Prerefunded
11/15/28) (4) 180 192
Kansas DFA, Adventhealth Obligated, Series B, VRDN, 5.00%,
11/15/54 (Tender 11/15/31)  2,750 3,023

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/26  1,045 1,049
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/28  2,300 2,338
6,602
KENTUCKY  1.6%
Ashland, Ashland Medical Center, 5.00%, 2/1/27  660 676
Ashland, Ashland Medical Center, 5.00%, 2/1/29  805 847
Ashland, Ashland Medical Center, 5.00%, 2/1/30  370 392
Ashland, Ashland Medical Center, 5.00%, 2/1/31  920 953
Ashland, Ashland Medical Center, 5.00%, 2/1/32  125 129
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/28  3,105 3,176
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/29  5,250 5,366
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/31  1,000 1,018
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/32  3,250 3,299
Kentucky Public Energy Auth., Series A, VRDN, 5.00%, 5/1/55  16,655 17,472
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  14,450 15,282
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  11,350 11,400
Louisville & Jefferson County, Norton Healthcare, Series B,
VRDN, 1.90%, 10/1/39  2,700 2,700
62,710
LOUISIANA  0.3%
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
4.15%, 9/1/27  1,000 1,013
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  4,705 4,735
Louisiana Offshore Terminal Auth., Loop LLC Project, Series C,
VRDN, 4.20%, 9/1/34 (Tender 9/1/28)  6,785 6,823
12,571
MARYLAND  2.5%
Baltimore County, Consolidated Public Improvement, GO,
3.00%, 3/1/38  5,190 4,508
Frederick County, Public Facilities Project, GO, 5.00%, 4/1/40  3,420 3,634
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/26  1,335 1,338
Maryland CDA, Sustainable Bond, Park Place at Addison Road
Metro, Series C-2, 3.70%, 1/1/29  2,750 2,791
Maryland DOT, Baltimore, Series A, 5.00%, 8/1/35 (2)(6) 2,000 2,133
Maryland DOT, Baltimore, Series A, 5.00%, 8/1/36 (2)(6) 2,625 2,771

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/31 (2) 2,400 2,596
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/32 (2) 2,500 2,668
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/35 (2) 2,000 2,085
Maryland Economic Dev., Morgan State Univ., Series A,
5.375%, 7/1/38  1,350 1,418
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/26  2,135 2,166
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  1,140 1,172
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,000 1,042
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/29  2,000 2,057
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/30  2,180 2,239
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/31  1,950 1,997
Maryland HHEFA, MedStar Health, 5.00%, 8/15/29  10,365 10,375
Maryland HHEFA, MedStar Health, 5.00%, 8/15/30  2,785 2,787
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31  1,670 1,671
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/26  2,500 2,503
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/28  4,000 4,006
Maryland State Transportation Auth., Passenger Fac. Charge
Revenue, Baltimore/Washington Int'l. Airport, 5.00%, 6/1/31 (2) 3,570 3,750
Maryland State Transportation Auth., Transportation Fac.
Project, Series A, 5.00%, 7/1/40  1,375 1,462
Maryland State Transportation Auth., Transportation Fac.
Project, Series A, 5.00%, 7/1/41  17,800 18,755
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/27  1,465 1,488
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  1,075 1,091
Univ. System of Maryland, Series A, 4.00%, 4/1/43  5,365 4,879
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  1,000 1,010
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,825 2,711
Washington Suburban Sanitary Commission, 2.25%, 6/1/40  9,655 7,052
100,155
MASSACHUSETTS  1.8%
Massachusetts, Series A, GO, 5.00%, 1/1/41  9,500 9,965
Massachusetts, Series A, GO, 5.00%, 1/1/42  10,000 10,401
Massachusetts, Series C, GO, 5.00%, 8/1/41  10,325 10,810
Massachusetts Bay Transportation Auth., Series A, 5.00%,
7/1/42  7,500 7,832
Massachusetts Bay Transportation Auth., Series A-1, 5.00%,
7/1/40  7,210 7,623

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Massachusetts Bay Transportation Auth., Series A-1, 5.00%,
7/1/41  6,000 6,287
Massachusetts Clean Water Trust, Sustainable Development
Bonds, 5.00%, 2/1/43  4,000 4,118
Massachusetts Dev. Fin. Agency, Children's Hosp. Issue,
Series U-1, VRDN, 2.50%, 3/1/48  1,250 1,250
Massachusetts Dev. Fin. Agency, Harvard Univ. Issue,
Series A-2, VRDN, 5.00%, 5/15/55 (Tender 11/15/35)  6,430 7,231
Massachusetts Housing Finance Agency, Sustainable Bonds,
Series B-3, 3.55%, 12/1/29  6,325 6,392
71,909
MICHIGAN  3.5%
Great Lakes Water Auth. Sewage Disposal, Series A, 5.00%,
7/1/37  5,395 5,819
Great Lakes Water Auth. Sewage Disposal, Series A, 5.00%,
7/1/38  1,725 1,841
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/39  2,205 2,356
Great Lakes Water Auth. Sewage Disposal, Series C, 5.00%,
7/1/36  14,585 14,715
Great Lakes Water Auth. Water Supply, Series 2024A, 5.00%,
7/1/37  3,240 3,492
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/36  1,000 1,097
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/37  1,755 1,892
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/38  2,000 2,134
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/39  2,605 2,764
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/28  8,890 9,126
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/30  11,880 12,164
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/31  3,000 3,067
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/32  480 490
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/34  9,505 9,675
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/28  2,505 2,509
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/29  1,000 1,002
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/30  850 851
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/31  2,250 2,253
Michigan Fin. Auth., Trinity Health Credit Group, 5.50%, 12/1/29  5,000 5,023
Michigan Fin. Auth., Trinity Health Credit Group, Series A,
5.00%, 12/1/34  4,000 4,121
Michigan Fin. Auth., Trinity Health Credit Group, Series A,
5.00%, 12/1/35  5,750 5,905

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Michigan Fin. Auth., Trinity Health Credit Group, Series A,
5.00%, 12/1/37  5,000 5,092
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
5.00%, 12/1/32  1,325 1,373
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/31  1,050 1,092
Wayne County, Series C, 5.00%, 12/1/37 (2)(3)(6) 14,615 14,731
Wayne County Airport Auth., Series B, 5.00%, 12/1/28 (2) 800 827
Wayne County Airport Auth., Series B, 5.00%, 12/1/29 (2) 600 619
Wayne County Airport Auth., Series B, 5.00%, 12/1/30 (2) 3,160 3,243
Wayne County Airport Auth., Series B, 5.00%, 12/1/31 (2) 800 817
Wayne County Airport Auth., Series B, 5.00%, 12/1/32 (2) 1,450 1,477
Wayne County Airport Auth., Series B, 5.00%, 12/1/38 (2) 1,595 1,619
Wayne County Airport Auth., Series E, 4.00%, 12/1/26 (2) 8,065 8,170
Wayne County Airport Auth., Series F, 5.00%, 12/1/26 (2) 3,850 3,857
Wayne County Airport Auth., Series F, 5.00%, 12/1/34 (2) 3,500 3,504
138,717
MINNESOTA  0.5%
Hennepin County, Series A, GO, 5.00%, 12/1/37  5,515 6,043
Hennepin County, Series A, GO, 5.00%, 12/1/42  2,245 2,357
Minnesota, Series B, GO, 1.50%, 8/1/36  5,735 4,116
Minnesota, Bidding Group 2, Series A, GO, 5.00%, 8/1/41  5,485 5,828
18,344
MISSISSIPPI  0.0%
Warren County, Int'l. Paper Company Project, 4.00%, 9/1/32  1,300 1,305
1,305
MISSOURI  0.7%
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/38 (2) 6,400 6,082
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/31 (2) 3,720 3,939
Kansas City IDA, Kansas City Int'l. Airport, Series A, 5.00%,
3/1/36 (2) 4,950 5,032
Kansas City IDA, Kansas City Int'l. Airport, Series B, 5.00%,
3/1/33 (2) 2,550 2,632
Missouri HEFA, Series C, VRDN, 5.00%, 5/1/52 (Tender 5/1/28)  8,150 8,646
26,331
NEW HAMPSHIRE  0.8%
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  15,342 15,182
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  11,859 10,797
New Hampshire Business Fin. Auth., Sustainable Bonds,
Series 2025-1, Class A-1, VR, 4.087%, 1/20/41  6,955 6,565
32,544

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
NEW JERSEY  1.8%
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (2) 2,000 2,002
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/34  2,025 2,042
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/49  5,800 5,031
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.375%, 1/1/35 (2)(3) 1,475 1,498
New Jersey EFA, Princeton Univ., Series A-2, 5.00%, 3/1/38  15,000 16,339
New Jersey EFA, Princeton Univ., Series A-2, 5.00%, 3/1/41  10,890 11,531
New Jersey General Obligation Bonds, GO, 5.00%, 6/1/39  3,935 4,102
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/38  3,750 3,539
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/36  10,000 10,835
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/40  2,000 2,068
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/31  10,000 11,061
70,048
NEW YORK  11.9%
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 4.00%, 3/15/42  4,200 3,791
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 3/15/43  4,050 4,157
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/35  23,225 23,975
Dormitory Auth. of the State of New York, Personal Income Tax,
Bid Group 2, Series A, 5.00%, 3/15/43  25,000 25,723
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/34  5,000 5,100
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/42  4,360 4,527
Dormitory Auth. of the State of New York, Sales Tax, Series B,
5.00%, 3/15/44  5,000 5,139
Empire State Dev., Personal Income Tax, Series C-2, 5.00%,
3/15/33  18,775 19,481
Empire State Dev., Sales Tax, Series A, 5.00%, 3/15/44  4,000 4,110
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/35  10,000 10,144
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/27  1,650 1,652
New York City, Series B-1, GO, 5.00%, 12/1/31  2,000 2,052
New York City, Series B-1, GO, 5.00%, 10/1/35  1,785 1,841
New York City, Series B-1, GO, 5.00%, 10/1/37  3,070 3,137
New York City, Series C, GO, 5.00%, 8/1/38  4,020 4,158

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York City, Series F-1, GO, 3.00%, 3/1/41  10,000 7,868
New York City, Series I-4, GO, 5.00%, 4/1/36  5,000 5,465
New York City Housing Dev., Sustainable Development Bonds,
Series A-2, VRDN, 3.73%, 5/1/63 (Tender 12/29/28)  5,500 5,522
New York City Housing Dev., Sustainable Neighborhood Bonds,
3.95%, 11/1/43  1,000 907
New York City Housing Dev., Sustainablity Bonds, Series C,
2.25%, 11/1/41  8,400 5,797
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/37  19,000 19,409
New York City Municipal Water Fin. Auth., Series BB-1, 3.00%,
6/15/44  12,810 9,498
New York City Municipal Water Fin. Auth., Series EE, 4.00%,
6/15/39  5,000 4,849
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/32  10,000 10,378
New York City Transitional Fin. Auth., Building Aid, Series S-2,
5.00%, 7/15/32  7,715 8,008
New York City Transitional Fin. Auth., Future Tax, 4.00%, 5/1/39  4,505 4,244
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/34  5,160 5,379
New York City Transitional Fin. Auth., Future Tax, Series A-1,
4.00%, 11/1/38  4,000 3,776
New York City Transitional Fin. Auth., Future Tax, Series A-1,
5.00%, 11/1/39  4,000 4,239
New York City Transitional Fin. Auth., Future Tax, Series A-2,
5.00%, 8/1/36  16,840 17,255
New York City Transitional Fin. Auth., Future Tax, Series B-1,
4.00%, 8/1/45  4,000 3,508
New York City Transitional Fin. Auth., Future Tax, Series C-1,
5.00%, 5/1/41  5,755 5,872
New York City Transitional Fin. Auth., Future Tax, Series D,
5.00%, 5/1/42  7,000 7,271
New York City Transitional Fin. Auth., Future Tax, Series D,
5.25%, 5/1/43  7,750 8,165
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.00%, 11/1/39  4,000 4,228
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.00%, 11/1/40  5,000 5,262
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.50%, 11/1/45  6,365 6,662
New York City Transitional Fin. Auth., Future Tax, Series E,
5.00%, 11/1/42  10,000 10,387
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 5/1/34  2,000 2,058
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 11/1/38  2,225 2,384

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax, Series F-3,
5.00%, 2/1/31  7,450 7,530
New York City Transitional Fin. Auth., Future Tax, Series H-1,
5.00%, 11/1/44  10,170 10,448
New York City Transitional Fin. Auth., Future Tax, Series H-1,
5.25%, 11/1/45  3,150 3,292
New York City Transitional Fin. Auth., Future Tax, Series I-1,
5.00%, 5/1/44  1,000 1,027
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series B, 5.00%, 5/1/40  5,830 6,101
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series B, 5.00%, 5/1/41  3,000 3,119
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series F-1, 5.00%, 2/1/41  5,125 5,350
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series F-1, 5.00%, 2/1/42  9,360 9,700
New York City Transitional Fin. Auth., Subordinate Future Tax,
Series D, 5.00%, 5/1/37  9,500 10,334
New York City Transitional Fin. Auth., Subordinate Future Tax,
Series G-1, 5.00%, 5/1/42  13,000 13,481
New York State Housing Fin. Agency, 160 West 62nd Street
Housing, Series A-1, VRDN, 3.60%, 11/1/44 (Tender 4/1/32)  9,120 9,152
New York State Housing Fin. Agency, 320 West 38th Street
Housing, Series A, VRDN, 3.57%, 5/1/42 (Tender 11/1/31)  6,850 6,892
New York State Housing Fin. Agency, Sustainable Bonds,
Series A-2, VRDN, 3.50%, 11/1/64 (Tender 5/1/30)  9,000 9,047
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (2) 1,745 1,745
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (2) 4,980 4,980
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/27 (2) 3,500 3,559
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/31 (2) 11,230 11,443
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 5.25%, 6/30/38 (2) 3,125 3,223
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 5.25%, 6/30/39 (2)(6) 1,325 1,374
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 6.00%, 6/30/40 (2) 1,250 1,355
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 6.00%, 6/30/41 (2) 1,000 1,074
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 6.00%, 6/30/42 (2) 1,675 1,784
New York Transportation Dev., Terminal 4 JFK Int'l. Airport
Project, Series A, 5.00%, 12/1/34 (2) 1,115 1,154
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/27 (2) 9,880 10,319

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/30 (2) 8,155 8,514
Port Auth. of New York & New Jersey, Series 244, 5.00%,
7/15/41  1,450 1,523
Port Auth. of New York & New Jersey, Series 246, 5.00%,
9/1/37 (2) 3,380 3,539
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 218, 5.00%, 11/1/36 (2) 3,030 3,102
Triborough Bridge & Tunnel Auth., Senior Green Bonds,
Series C, 5.00%, 11/15/41  11,065 11,584
Triborough Bridge & Tunnel Auth., Senior Green Bonds,
Series C, 5.25%, 11/15/40  2,000 2,151
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/40  7,000 7,545
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/41  8,500 9,066
471,885
NORTH CAROLINA  2.2%
Charlotte North Carolina Water & Sewer System Revenue,
5.00%, 7/1/39  3,075 3,344
Charlotte North Carolina Water & Sewer System Revenue,
5.00%, 7/1/40  1,865 1,994
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare, VRDN,
5.00%, 1/15/49 (Tender 12/1/31)  16,465 18,115
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare,
5.00%, 1/15/38  3,000 3,013
Forsyth County, GO, 5.00%, 6/1/38  1,645 1,816
Forsyth County, GO, 5.00%, 6/1/39  1,620 1,768
Forsyth County, Series B, GO, 2.00%, 3/1/40  5,660 3,924
Guilford County, GO, 5.00%, 3/1/38  7,045 7,764
Mecklenburg County, Series B, GO, 5.00%, 2/1/38  5,000 5,504
North Carolina Capital Fac. Fin. Agency, Wake Forest Univ.,
5.00%, 1/1/33  5,205 5,300
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/25  485 486
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series A, 5.00%, 1/1/31  10,075 10,159
North Carolina Municipal Power Agency No. 1, Unrefunded
Balance, Series C, 5.00%, 1/1/30  8,540 8,619
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/38  1,950 2,120
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/39  1,525 1,643
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/40  2,815 2,989
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/41  1,400 1,468

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/33 (2) 1,500 1,578
Union County, GO, 5.00%, 9/1/37  3,145 3,426
Wake County, Series A, GO, 5.00%, 6/1/41  3,455 3,683
88,713
OHIO  0.4%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  10,000 8,123
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/32  1,600 1,658
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  550 553
Hamilton County, Life Enriching Community, 5.00%, 1/1/31  1,500 1,506
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%,
1/1/33  2,735 2,844
14,684
OKLAHOMA  0.5%
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/41  5,640 5,929
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/42  5,455 5,682
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/43  4,785 4,951
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/44  1,620 1,667
18,229
OREGON  0.5%
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/27  305 309
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/28  320 324
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/29  335 339
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/30  355 359
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/31  370 373
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/32  390 392
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/33  410 412
Oregon, Article XI-Q State Projects, Series A, GO, 5.00%,
5/1/39  1,060 1,130
Oregon, Article XI-Q State Projects, Series A, GO, 5.00%,
5/1/43  6,175 6,371
Port of Portland Airport, Series 24-B, 5.00%, 7/1/30 (2) 3,185 3,251
Port of Portland Airport, Series 24-B, 5.00%, 7/1/31 (2) 1,685 1,714
Port of Portland Airport, Series 24-B, 5.00%, 7/1/32 (2) 1,135 1,152
Port of Portland Airport, Series 28, 4.00%, 7/1/36 (2) 2,000 1,927
18,053

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
PENNSYLVANIA  1.6%
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/27 (2)(6) 850 872
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/28 (2)(6) 1,000 1,047
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/30 (2)(6) 2,380 2,557
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  600 627
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  650 694
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/28 (3) 1,405 1,452
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/33 (3) 2,895 2,955
Chester County IDA, Longwood, 4.00%, 12/1/39  2,880 2,691
Chester County IDA, Longwood, 4.00%, 12/1/40  2,250 2,092
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/36 (3) 4,005 3,737
Pennsylvania State Univ., Series A, 5.00%, 9/1/37  3,145 3,484
Pennsylvania State Univ., Series A, 5.00%, 9/1/38  4,275 4,681
Pennsylvania State Univ., Series A, 5.00%, 9/1/39  1,000 1,084
Pennsylvania, Bid Group C, GO, 4.00%, 9/1/42  5,000 4,625
Philadelphia Airport, Private Activity, 4.00%, 7/1/41 (2)(6) 1,000 896
Philadelphia Auth. for Ind. Dev., The Children’s Hosp. of
Philadelphia Project, Series B-1, VRDN, 2.00%, 7/1/54  4,900 4,900
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/35 (6) 3,250 3,448
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/36 (6) 2,000 2,102
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/37 (6) 1,605 1,671
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/31 (6) 9,160 9,315
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/32 (6) 10,000 10,156
65,086
PUERTO RICO  6.0%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 10,842 6,736
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (3) 6,450 6,646
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (3) 7,470 7,693
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (3) 3,250 3,353

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/33 (3) 13,455 14,039
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  11,134 7,716
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  15,705 15,314
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  3,161 3,015
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  9,528 8,971
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  2,757 2,402
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  6,348 6,543
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  19,854 21,019
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  49,272 53,491
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (7)(9) 130 71
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (7)(9) 170 93
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (7)(9) 500 273
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (7)
(9) 630 344
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (7)
(9) 2,380 1,300
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (7)
(9) 830 453
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (7)
(9) 985 538
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (7)
(9) 130 71
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (7)
(9) 70 38
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (7)
(9) 6,525 3,564
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (7)
(9) 535 292
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (7)
(9) 215 117
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (7)
(9) 610 333
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (7)
(9) 480 262

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (7)
(9) 150 82
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (7)
(9) 265 145
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (7)
(9) 190 104
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (7)
(9) 1,890 1,032
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (7)
(9) 530 290
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (7)
(9) 225 123
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  45,780 33,111
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  31,928 29,687
Puerto Rico Sales Tax Fin., Restructured, Series A-2-
Converted, 4.329%, 7/1/40  10,827 10,067
239,328
RHODE ISLAND  0.1%
Central Falls Detention Fac., 7.25%, 7/15/35 (7)(9) 980 382
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/25  1,425 1,426
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/26  1,630 1,642
3,450
SOUTH CAROLINA  1.1%
Lexington County Health Services Dist., Lexington Medical
Center, 5.00%, 11/1/29  3,010 3,149
South Carolina Jobs-Economic Dev. Auth., Bon Secours Mercy
Health, Series A, 5.25%, 11/1/42  1,930 2,013
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/32  7,185 7,462
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/34  8,370 8,621
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  1,135 1,165
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/36  2,000 2,045
South Carolina Public Service Auth., Series A, 5.00%, 12/1/43  1,250 1,267
South Carolina Public Service Auth., Series A, 5.00%, 12/1/45  1,800 1,804
South Carolina Public Service Auth., Series B, 5.00%, 12/1/44  3,250 3,270
South Carolina Public Service Auth., Santee Cooper, Series A,
5.00%, 12/1/37  3,000 3,216

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
South Carolina Public Service Auth., Santee Cooper, Series B,
5.00%, 12/1/39  2,130 2,240
South Carolina Public Service Auth., Santee Cooper, Series C,
5.25%, 12/1/38 (6) 2,315 2,471
South Carolina Public Service Auth., Santee Cooper, Series E,
5.25%, 12/1/38 (6) 2,025 2,161
South Carolina Public Service Auth., Santee Cooper, Series E,
5.50%, 12/1/41  1,390 1,477
42,361
SOUTH DAKOTA  0.1%
South Dakota HEFA, Sanford Health Group, Series B, 5.00%,
11/1/34  4,300 4,303
4,303
TENNESSEE  2.0%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/25  1,300 1,303
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/26  1,000 1,002
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/27  1,050 1,053
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/28  1,000 1,002
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/29  1,000 1,002
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  2,925 2,990
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  10,325 10,483
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 4.00%, 7/1/40  5,445 4,945
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  3,465 3,528
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/35 (10) 600 645
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/36 (10) 450 479
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/37 (10) 800 845
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/38 (10) 850 889
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/39 (10) 800 830
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/40 (10) 825 849

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Gov't. of Nashville-Davidson County, Water &
Sewer Revenue, 5.00%, 7/1/38  4,950 5,360
Metropolitan Gov't. of Nashville-Davidson County, Water &
Sewer Revenue, 5.00%, 7/1/40  3,435 3,652
Metropolitan Gov't. of Nashville-Davidson County, Water &
Sewer Revenue, 5.00%, 7/1/41  3,225 3,398
Metropolitan Gov't. of Nashville-Davidson County, Water &
Sewer Revenue, 5.00%, 7/1/42  2,000 2,088
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, 5.00%, 7/1/31  6,780 7,384
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/33  10,000 10,931
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/28 (2) 2,870 3,028
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  4,945 5,039
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  7,550 7,896
80,621
TEXAS  9.1%
Arlington Special Tax Revenue, Senior Lien, Series A, 5.00%,
2/15/35 (6) 2,500 2,575
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/29 (2) 1,200 1,222
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/31 (2) 1,550 1,571
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/33 (2) 1,130 1,139
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/36 (2) 1,000 1,024
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/37 (2) 2,680 2,731
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/26  1,790 1,796
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/30  2,455 2,479
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/31  1,800 1,814
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/33  2,450 2,460
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/34  1,000 1,002
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/37  1,640 1,623
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/38  3,750 3,658
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/34  1,150 1,171
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/36  1,250 1,254

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/36  6,325 6,858
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/42  4,020 4,107
Clifton Higher Ed. Fin., Idea Public Schools, 5.00%, 8/15/30  1,000 1,094
Clifton Higher Ed. Fin., Idea Public Schools, 5.00%, 8/15/31  2,250 2,473
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.00%,
2/15/35  3,275 3,554
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.00%,
2/15/36  8,000 8,576
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.00%,
2/15/37  10,980 11,658
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.75%,
8/15/33 (Prerefunded 8/15/25) (4) 5,000 5,006
Conroe Independent School Dist., GO, 5.00%, 2/15/43  5,000 5,124
Dallas Independent School Dist., Series B, GO, 5.00%, 2/15/42  4,300 4,464
Dallas Independent School Dist., Series B, GO, 5.00%, 2/15/44  5,000 5,131
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/37  1,000 1,075
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/38  655 698
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/39  850 897
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/40  2,625 2,753
Denton, GO, 4.00%, 2/15/42  4,000 3,648
Denton Independent School Dist., GO, 1.75%, 8/15/36  8,595 6,367
Denton Independent School Dist., GO, 5.00%, 8/15/36  1,610 1,749
Denton Independent School Dist., GO, 5.00%, 8/15/41  7,050 7,341
Georgetown Independent School Dist., GO, 5.50%,
2/15/38 (12) 3,175 3,556
Grand Parkway Transportation, Tela Supported, Series A,
5.00%, 10/1/34  8,495 8,807
Harris County, GO, 5.00%, 9/15/42  1,000 1,039
Harris County, Series A, GO, 5.00%, 9/15/42  3,410 3,543
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, Series B, 5.00%, 7/1/31  5,000 5,505
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
5.00%, 12/1/34  1,250 1,310
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
5.00%, 12/1/35  1,590 1,656
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
5.00%, 12/1/36  2,155 2,226
Houston Airport, Subordinate Lien, Series A, 5.25%, 7/1/40 (2)
(6) 5,000 5,189
Houston Airport, United Airlines, Series B, 5.50%, 7/15/35 (2) 9,150 9,671
Houston Airport, United Airlines, Series B-1, 4.00%, 7/15/41 (2) 4,000 3,433
Houston Airport, United Airlines, Series B-1, 5.00%, 7/15/35 (2) 8,350 8,349
Houston Airport, United Airlines, Terminal E, 5.00%, 7/1/29 (2) 8,370 8,369

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Lower Colorado River Auth., LCRA Transmission Services
Project, Series A, 5.25%, 5/15/40  2,265 2,381
Mansfield Independent School Dist., GO, 5.00%, 2/15/38  7,570 8,193
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (2)(3) 10,700 10,701
Mission Economic Dev., Sustainable Bonds, Graphic Packaging
Int'l., VRDN, 5.00%, 12/1/64 (Tender 6/1/30) (2) 4,670 4,742
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/25  750 751
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/26  2,045 2,049
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/27  2,145 2,150
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/29  780 782
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/30  835 837
North Texas Tollway Auth., 1st Tier, Series 2016A, 5.00%,
1/1/31  3,750 3,780
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/38  15,055 15,499
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/33  3,910 3,990
North Texas Tollway Auth., Unrefunded Balance, Series A,
5.00%, 1/1/26  275 276
North Texas Tollway Auth., Unrefunded Balance, Series B,
5.00%, 1/1/26  35 35
Permanent Univ. Fund - Univ. of Texas System, Series A,
5.00%, 7/1/40  8,775 9,254
Permanent Univ. Fund - Univ. of Texas System, Series A,
5.00%, 7/1/44  4,500 4,635
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
1.875%, 1/1/26 (2)(3) 300 297
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.00%, 1/1/27 (2)(3) 550 533
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.125%, 1/1/28 (2)(3) 525 499
Prosper Independent School Dist., GO, 5.00%, 2/15/36  5,000 5,505
San Angelo Independent School Dist., GO, 5.00%, 2/15/41 (12) 2,000 2,089
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White
Health Project, Series A, VRDN, 1.60%, 11/15/50  2,535 2,535
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources,
Series A, 5.00%, 2/15/34  3,615 3,675
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  10,890 11,169
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  17,950 19,045
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  13,325 14,024
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/34  1,500 1,565
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/35  5,000 5,187

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/36  4,735 4,885
Texas Transportation Commission, GO, 5.00%, 4/1/41  4,500 4,715
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/33  4,500 4,679
Texas Transportation Commission, Mobility Fund, Series B,
GO, 5.00%, 10/1/33  19,495 20,269
Texas Transportation Commission, Mobility Fund, Series B,
GO, 5.00%, 10/1/34  18,475 19,155
362,626
UTAH  2.1%
Intermountain Power Agency, Series A, 5.00%, 7/1/39  4,500 4,655
Intermountain Power Agency, Series A, 5.00%, 7/1/40  3,500 3,600
Intermountain Power Agency, Series A, 5.00%, 7/1/41  2,000 2,040
Mida Mountain Village Public Infrastructure Dist., Series 2,
5.50%, 6/15/39 (3) 1,725 1,715
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/32 (2) 3,925 4,005
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/31 (2) 3,500 3,630
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/32 (2) 1,825 1,886
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/33 (2) 6,110 6,453
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/35 (2) 11,070 11,531
Salt Lake City Airport, Series 2023A, 5.00%, 7/1/34 (2) 5,000 5,361
Salt Lake City Airport, Series A, 4.00%, 7/1/41 (2)(10) 10,435 9,352
Salt Lake City Airport, Series A, 5.00%, 7/1/30 (2) 3,370 3,463
Salt Lake City Airport, Series A, 5.00%, 7/1/31 (2) 2,560 2,619
Salt Lake City Airport, Series A, 5.00%, 7/1/33 (2) 5,050 5,198
Salt Lake City Airport, Series A, 5.00%, 7/1/35 (2) 3,500 3,576
Salt Lake City Airport, Series A, 5.00%, 7/1/36 (2) 6,000 6,108
Salt Lake City Airport, Series A, 5.00%, 7/1/38 (2) 5,665 5,723
Vineyard Redev. Agency, 4.00%, 5/1/34 (6) 300 306
Vineyard Redev. Agency, 4.00%, 5/1/36 (6) 250 252
Vineyard Redev. Agency, 4.00%, 5/1/38 (6) 270 264
Vineyard Redev. Agency, 4.00%, 5/1/39 (6) 225 214
81,951
VIRGINIA  7.9%
Alexandria, Series A, GO, 1.75%, 12/15/35  7,160 5,451
Alexandria, Series A, GO, 1.875%, 12/15/36  7,160 5,324
Arlington County, GO, 5.00%, 6/15/38  4,585 4,922
Arlington County, GO, 5.00%, 6/15/39  2,040 2,174
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/33  3,080 3,299
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/34  2,565 2,729
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  1,000 1,057

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  21,180 22,926
Chesterfield County Economic Dev. Auth., County Mobility
Projects, 5.00%, 4/1/42  1,905 1,976
Chesterfield County Economic Dev. Auth., County Mobility
Projects, 5.00%, 4/1/43  1,490 1,535
Fairfax County, Series A, GO, 2.00%, 10/1/39  12,225 8,563
Fairfax County, Series A, GO, 4.00%, 10/1/38  5,000 5,005
Fairfax County, Series A, GO, 4.00%, 10/1/41  4,000 3,813
Fairfax County, Series A, GO, 5.00%, 10/1/37  5,000 5,450
Fairfax County IDA, Inova Health, 3.50%, 5/15/39  5,890 5,404
Fairfax County IDA, Inova Health, 5.00%, 5/15/32  10,000 11,171
Fairfax County IDA, Inova Health, 5.00%, 5/15/35  3,500 3,792
Fairfax County IDA, Inova Health, 5.00%, 5/15/36  2,825 3,037
Fairfax County IDA, Inova Health, 5.00%, 5/15/37  3,130 3,338
Fairfax County IDA, Inova Health, Series B-2, VRDN, 5.00%,
5/15/57 (Tender 5/15/30)  10,000 10,886
Fairfax County Redev. & Housing Auth., Dominion Square
North Project, VRDN, 5.00%, 1/1/45 (Tender 1/1/28)  3,875 4,017
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing, 5.00%, 10/1/34  3,715 3,900
Halifax County IDA, Virginia Electric & Power Company Project,
Series A, VRDN, 3.80%, 12/1/41 (Tender 5/28/27)  7,100 7,207
Loudoun County, Series A, GO, 5.00%, 12/1/41  3,030 3,183
Loudoun County Economic Dev. Auth., Public facilities,
Series A, 3.00%, 12/1/37  5,000 4,275
Roanoke Economic Dev. Auth., Carilion Clinic, VRDN, 5.00%,
7/1/53 (Tender 7/1/30)  8,000 8,649
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  5,835 5,962
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  1,300 1,320
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,000 1,008
Virginia Beach, Series A, GO, 4.00%, 2/1/41  7,160 6,988
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.00%, 2/1/40  2,035 2,125
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.00%, 2/1/41  3,050 3,191
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.25%, 2/1/41  5,000 5,255
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/41  13,345 12,526
Virginia Commonwealth Transportation Board, 4.00%, 5/15/41  4,000 3,828

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/38  600 641
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/40  1,600 1,682
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/41  3,870 4,032
Virginia Public Building Auth., Series A, 5.00%, 8/1/45  3,000 3,103
Virginia Public School Auth., 5.00%, 8/1/38  3,425 3,754
Virginia Public School Auth., 5.00%, 8/1/40  2,125 2,280
Virginia Public School Auth., 5.00%, 8/1/42  2,220 2,339
Virginia Public School Auth., 5.00%, 8/1/43  1,880 1,968
Virginia Public School Auth.,  School Technology & Security
Notes, Series XIII, 5.00%, 4/15/29  5,000 5,444
Virginia Resources Auth., Series B, 5.00%, 11/1/38  2,150 2,347
Virginia Resources Auth., Clean Water Revolving Fund, 5.00%,
10/1/28  8,790 9,480
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/30 (2) 2,000 2,035
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/32 (2) 2,940 2,969
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/32 (2) 7,890 7,934
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/33 (2) 1,250 1,252
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/33 (2) 4,380 4,367
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/34 (2) 5,000 4,934
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/35 (2) 4,815 4,723
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35 (2) 4,125 4,020
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/36 (2) 2,500 2,420
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/37 (2) 8,625 8,224
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/38 (2) 3,000 2,813
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/39 (2) 1,250 1,148
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/40 (2) 1,250 1,123
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/32 (2) 6,225 6,587
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/33 (2) 5,000 5,230

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34 (2) 3,000 3,115
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/35 (2) 4,540 4,679
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/36 (2) 2,250 2,310
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/37 (2) 2,000 2,038
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37 (2) 6,090 6,182
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/38 (2) 2,095 2,110
Virginia Small Business Fin. Auth., Senior Lien Elizabeth River
Crossing, 4.00%, 1/1/31 (2) 2,955 3,000
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 252
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/31  2,275 2,290
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/33  3,000 3,015
York County Economic Dev. Auth., Electric & Power Company
Project, VRDN, 3.65%, 5/1/33 (Tender 10/1/27)  4,345 4,409
315,535
WASHINGTON  4.7%
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/30  1,925 2,131
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/38  2,895 3,085
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/39  13,840 14,631
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/40  7,000 7,395
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/43  7,710 7,969
Energy Northwest, Project 3, Series A, 5.00%, 7/1/31  2,900 3,242
Energy Northwest, Project 3, Series A, 5.00%, 7/1/39  6,340 6,798
King County, GO, 5.00%, 12/1/38  2,670 2,868
King County, GO, 5.00%, 12/1/40  2,455 2,618
Port of Seattle, Series C, 5.00%, 8/1/37 (2) 10,605 10,894
Port of Seattle, Intermediate Lien, 5.00%, 8/1/29 (2) 8,610 9,167
Port of Seattle, Intermediate Lien, 5.00%, 4/1/36 (2) 1,500 1,534
Port of Seattle, Intermediate Lien, Series B, 5.00%, 7/1/36 (2) 4,375 4,604
Seattle Municipal Light & Power Revenue, Series A, 5.00%,
3/1/42  4,950 5,106
Washington, Series A, GO, 5.00%, 8/1/42  5,000 5,129

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Washington, Series B, GO, 5.00%, 6/1/39  14,945 15,894
Washington, Series B, GO, 5.00%, 2/1/40  10,190 10,687
Washington, Series B, GO, 5.00%, 6/1/40  1,900 2,003
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/38 (3)(10) 1,500 1,564
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/39 (3)(10) 1,240 1,281
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/45 (3)(10) 1,400 1,378
Washington, Bid Group 1, Series 2024A, GO, 5.00%, 8/1/39  9,000 9,569
Washington, Bid Group 2, Series 2025A, GO, 5.00%, 8/1/44  3,710 3,819
Washington, Bid Group 3, Series B, GO, 5.00%, 2/1/45  10,000 10,170
Washington, Motor Vehicle Fuel Tax & Vehicle Related Fees,
Series D, GO, 5.00%, 6/1/43  5,000 5,203
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/34  15,540 16,046
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/35  5,910 6,085
Washington, Various Purpose, Series C, GO, 5.00%, 2/1/35  5,630 5,845
Washington, Various Purpose, Series R-2017A, GO, 5.00%,
8/1/33  4,500 4,580
Washington, Various Purpose, Series R-2017A, GO, 5.00%,
8/1/34  5,000 5,080
186,375
WEST VIRGINIA  0.2%
West Virginia Hosp. Fin. Auth., Univ. Health System Obligated
Group, Series A, 5.00%, 6/1/39  1,225 1,275
West Virginia Hosp. Fin. Auth., Univ. Health System Obligated
Group, Series A, 5.00%, 6/1/40  1,900 1,961
West Virginia Hosp. Fin. Auth., Univ. Health System Obligated
Group, Series B, VRDN, 5.00%, 6/1/55 (Tender 6/1/33)  3,060 3,258
6,494
WISCONSIN  1.0%
Univ. of Wisconsin Hosp. & Clinics Auth., Series C, VRDN,
1.75%, 4/1/48  3,300 3,300
Univ. of Wisconsin Hosp. & Clinics Auth., Series C, VRDN,
2.70%, 4/1/54  5,100 5,100
Wisconsin, Series 2025-2, GO, 5.00%, 5/1/38  3,000 3,279
Wisconsin, Series B, GO, 5.00%, 5/1/39  10,035 10,601
Wisconsin DOT, Series 1, 5.00%, 7/1/38  3,450 3,783
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series B-3, VRDN, 5.00%, 8/15/54  4,500 4,827
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series C-4, VRDN, 5.00%, 8/15/54 (Tender 6/22/29)  4,000 4,290
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%,
5/15/27 (3) 1,950 1,974

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%,
5/15/31 (3) 1,220 1,230
38,384
Total Municipal Securities (Cost $4,009,166) 3,949,009
SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS  0.0%
T. Rowe Price Government Reserve Fund, 4.36% (13)(14) 9 9
Total Short-Term Investments (Cost $9) 9
Total Investments in Securities  99.2%
(Cost $4,009,175) $ 3,949,018
Other Assets Less Liabilities 0.8% 29,980
Net Assets 100.0% $ 3,978,998
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Interest subject to alternative minimum tax.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $107,662 and represents 2.7% of net assets.
(4) Prerefunded date is used in determining portfolio maturity.
(5) Insured by National Public Finance Guarantee Corporation
(6) Insured by Assured Guaranty Incorporated
(7) Non-income producing
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(10) Insured by Build America Mutual Assurance Company
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) When-issued security
(13) Seven-day yield
(14) Affiliated Companies

T. ROWE PRICE Summit Municipal Intermediate Fund

3M TSFR Three month term SOFR (Secured overnight financing rate)
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Intermediate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.36% $ —# $ — $ 60+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
7/31/25
T. Rowe Price Government
Reserve Fund, 4.36% $ 97  ¤  ¤ $ 9^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $60 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9.

T. ROWE PRICE Summit Municipal Intermediate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Summit Municipal Intermediate Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Summit Municipal Intermediate Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are

T. ROWE PRICE Summit Municipal Intermediate Fund

not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets,
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ — $ — $ —
Municipal Securities — 3,949,009 — 3,949,009
Short-Term Investments 9 — — 9
Total $ 9 $ 3,949,009 $ — $ 3,949,018

T. ROWE PRICE Summit Municipal Intermediate Fund

while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F83-054Q3 07/25